Insurance Contracts (Tables)	12 Months Ended
Dec. 31, 2017
Summary of Components of Expense Assumptions
(iii)	Expense assumptions are based on expected unit costs with the consideration of previous expense studies and future trends. Expense assumptions are affected by certain factors such as future inflation and market competition which bring uncertainty to these assumptions. The Group considers risk margin for expense assumptions based on information obtained at the end of each reporting period. Components of expense assumptions include the cost per policy and percentage of premium as follows:

	Individual Life		Group Life
	RMB Per Policy	% of Premium	RMB Per Policy	% of Premium
As at 31 December 2017	45.00	0.85%~0.90%	25.00	0.90%
As at 31 December 2016	37.00~45.00	0.85%~0.90%	15.00	0.90%

Summary of Net Liabilities of Insurance Contracts
(b)	Net liabilities of insurance contracts

	As at 31 December 2017	As at 31 December 2016
	RMB million	RMB million
Gross
Long-term insurance contracts	1,999,066	1,825,956
Short-term insurance contracts
- Claims and claim adjustment expenses	13,778	11,538
- Unearned premiums	12,289	10,492

Total, gross	2,025,133	1,847,986

Recoverable from reinsurers
Long-term insurance contracts (Note 12)	(2,351)	(1,783)
Short-term insurance contracts
- Claims and claim adjustment expenses (Note 12)	(104)	(103)
- Unearned premiums (Note 12)	(527)	(125)

Total, ceded	(2,982)	(2,011)

Net
Long-term insurance contracts	1,996,715	1,824,173
Short-term insurance contracts
- Claims and claim adjustment expenses	13,674	11,435
- Unearned premiums	11,762	10,367

Total, net	2,022,151	1,845,975

Summary of Movements in Liabilities of Short-Term Insurance Contracts

The table below presents movements in claims and claim adjustment expense reserve:

	2017	2016
	RMB million	RMB million
Notified claims	2,085	1,748
Incurred but not reported	9,453	7,520

Total as at 1 January - Gross	11,538	9,268

Cash paid for claims settled
- Cash paid for current year claims	(21,404)	(16,364)
- Cash paid for prior year claims	(10,460)	(8,877)
Claims incurred
- Claims arising in current year	33,926	27,120
- Claims arising in prior years	178	391

Total as at 31 December - Gross	13,778	11,538

Notified claims	2,672	2,085
Incurred but not reported	11,106	9,453

Total as at 31 December - Gross	13,778	11,538

Summary of Unearned Premium Reserves

The table below presents movements in unearned premium reserves:

	2017			2016
	RMB million			RMB million
	Gross	Ceded	Net	Gross	Ceded	Net
As at 1 January	10,492	(125)	10,367	7,944	(87)	7,857
Increase	12,289	(527)	11,762	10,492	(125)	10,367
Release	(10,492)	125	(10,367)	(7,944)	87	(7,857)

As at 31 December	12,289	(527)	11,762	10,492	(125)	10,367

Summary of Movements in Liabilities of Long-Term Insurance Contracts

The table below presents movements in the liabilities of long-term insurance contracts:

	2017 RMB million	2016 RMB million
As at 1 January	1,825,956	1,698,773
Premiums	464,898	390,438
Release of liabilities (i)	(379,262)	(353,048)
Accretion of interest	78,232	73,644
Change in assumptions
- Change in discount rates	6,599	14,262
- Change in other assumptions (ii)	2,424	474
Other movements	219	1,413

As at 31 December	1,999,066	1,825,956

(i)	The release of liabilities mainly consists of release due to death or other termination and related expenses, release of residual margin and change of reserves for claims and claim adjustment expenses.

(ii)

For the year ended 31 December 2017, the change in other assumptions was mainly caused by the change in morbidity rate assumptions of certain products, which increased insurance contract liabilities by RMB1,718 million. This change reflected the Group’s most recent experience and future expectations about the morbidity rates as at the reporting date. Changes in assumptions other than morbidity rates increased insurance contract liabilities by RMB706 million.

For the year ended 31 December 2016, the change in other assumptions was mainly caused by the change in morbidity rate assumptions of certain products, which increased insurance contract liabilities by RMB464 million. This change reflected the Group’s most recent experience and future expectations about the morbidity rates as at the reporting date. Changes in assumptions other than morbidity rates increased insurance contract liabilities by RMB10 million

Investment returns of asset portfolio backing [member]
Summary of Assumed Discount Rates with Risk Margin	The assumed discount rates with risk margin are as follows:

Discount rate assumptions
As at 31 December 2017	4.85%
As at 31 December 2016	4.45%~4.85%

Yield curve of reserve computation benchmark for insurance contracts [member]
Summary of Assumed Discount Rates with Risk Margin	The assumed spot discount rates with risk margin for the past two years are as follows:

Discount rate assumptions
As at 31 December 2017	3.31%~4.86%
As at 31 December 2016	3.23%~4.68%